Note 6 - Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year ending December 31	Future Commitments
(unaudited)
2019 (remaining 9 months)	$180
Total	$180